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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                               ----------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          118 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY      May 12, 2000
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          51
                                          --------------------------
 Form 13F Information Table Value Total:      $558,198 (thousands)
                                          --------------------------

 List of Other Included Managers:

     NONE

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




                            NAME OF REPORTING MANAGER

                        FENIMORE ASSET MANAGEMENT, INC.
                                     3/31/2000
                         -------------------------------


                                                 FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
 COLUMN 1                         COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
 NAME OF                          TITLE OF                   VALUE      SHRS OR  SH/PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
 ISSUER                           CLASS        CUSIP #     (x$1000)     PRN AMT  PRN/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                                                          (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------


ADC TELECOMMUNICATIONS          COMMON STOCK  000886101   $  722          13,400           13,400                 13,400
ALLIED CAPITAL CORPORATION      COMMON STOCK  01903Q108  $19,988       1,146,210        1,146,210              1,146,210
AMERICAN EXPRESS                COMMON STOCK  025816109  $ 7,283          48,901           48,901                 48,901
AMERICAN POWER CONVERSION       COMMON STOCK  029066107   $3,087          72,000           72,000                 72,000
BANKNORTH GROUP INC.            COMMON STOCK  06646L100  $11,587         432,155          432,155                432,155
BEN & JERRY'S HOMEMADE CL A     COMMON STOCK  081465106     $349          10,400           10,400                 10,400
BEN & JERRY'S HOMEMADE CL B     COMMON STOCK                $831          26,800           26,800                 26,800
BLOCK H & R                     COMMON STOCK  093671105   $1,343          30,000           30,000                 30,000
BROWN AND BROWN                 COMMON STOCK  115236101  $18,203         470,489          470,489                470,489
CENTURA BANKS                   COMMON STOCK  15640T100  $11,097         242,225          242,225                242,225
CITIGROUP INC.                  COMMON STOCK  172967101  $ 8,571         143,140          143,140                143,140
CLARCOR                         COMMON STOCK  179895107   $  300          16,874           16,874                 16,874
CONMED CORPORATION              COMMON STOCK  207410101  $30,707       1,225,213        1,225,213              1,225,213
CSS INDUSTRIES                  COMMON STOCK  125906107  $10,776         563,500          563,500                563,500
DELUXE CORPORATION              COMMON STOCK  248019101   $7,408         279,543          279,543                279,543
FARM FAMILY HOLDINGS INC.       COMMON STOCK  307901108  $ 4,526         152,150          152,150                152,150
FINANCIAL SECURITY
  ASSURANCE HLDG.               COMMON STOCK  31769P100   $6,657          92,250           92,250                 92,250
FRANKLIN RESOURCES              COMMON STOCK  354613101  $14,040         419,889          419,889                419,889
HICKORY TECH CORPORATION        COMMON STOCK  429060106     $220          15,700           15,700                 15,700
IDEX CORP                       COMMON STOCK  45167R104  $23,720         870,449          870,449                870,449
INTERNATIONAL SPEEDWAY CORP.    COMMON STOCK  460335201 $566,219          12,600           12,600                 12,600
IVAX CORPORATION                COMMON STOCK  465823102     $340          12,469           12,469                 12,469
KAYDON CORPORATION              COMMON STOCK  486587108  $39,519       1,446,896        1,446,896              1,446,896
LABOR READY INC.                COMMON STOCK  505401208   $1,975         200,000          200,000                200,000
M & T BANK CORP.                COMMON STOCK  55261F104  $11,463          25,673           25,673                 25,673
MEREDITH CORP.                  COMMON STOCK  589433101  $10,812         390,475          390,475                390,475
MOCON                           COMMON STOCK  607494101   $3,826         687,709          687,709                687,709
NEW ENGLAND BUSINESS
  SERVICE, INC.                 COMMON STOCK  643872104  $15,981         926,422          926,422                926,422
NEW PLAN EXCEL REALTY TRUST     COMMON STOCK  648053106   $5,106         371,337          371,337                371,337
NORTH FORK BANCORPORATION       COMMON STOCK  659424105   $5,926         331,500          331,500                331,500
ONEIDA LTD.                     COMMON STOCK  682505102     $297          15,337           15,337                 15,337
PEOPLES HERITAGE
  FINANCIAL GORUP               COMMON STOCK  711147108   $8,232         548,800          548,800                548,800
PLUMAS BANK                     COMMON STOCK  729275107     $892          82,036           82,036                 82,036
PROTECTIVE LIFE CORP.           COMMON STOCK  743674103  $24,174         761,380          761,380                761,380
RAVEN INDUSTRIES                COMMON STOCK  754212108   $5,850         525,892          525,892                525,892
REGAL BELOIT, INC.              COMMON STOCK  758750103  $14,470         826,847          826,847                826,847
RELIASTAR FINANCIAL CORPORATION COMMON STOCK  75952U103  $26,912         794,440          794,440                794,440
REYNOLDS & REYNOLDS, CL A       COMMON STOCK  761695105  $28,043       1,038,630        1,038,630              1,038,630
RPM INC.                        COMMON STOCK  749685103  $16,412       1,491,988        1,491,988              1,491,988
SERVICEMASTER COMPANY           COMMON STOCK  81760N109  $28,220       2,508,473        2,508,473              2,508,473
SOUTHTRUST CORP.                COMMON STOCK  844730101  $ 7,431         292,125          292,125                292,125
TENNANT COMPANY                 COMMON STOCK  880345103   $9,074         292,700          292,700                292,700
TRUSTCO BANK NEW YORK           COMMON STOCK  898349105  $18,636       1,594,489        1,594,489              1,594,489
TRUSTCO BANK NY                 COMMON STOCK  898349105   $1,784         152,640          152,640                152,640
US BANCORP                      COMMON STOCK  902973106  $12,806         585,394          585,394                585,394
WADDELL & REED FINANCIAL        COMMON STOCK  930059100   $8,327         196,800          196,800                196,800
WADDELL & REED FINL CL B        COMMON STOCK  930059209   $4,130         105,900          105,900                105,900
WATSON PHARMACEUTICALS          COMMON STOCK  942683103  $21,016         529,540          529,540                529,540
WD-40 COMPANY                   COMMON STOCK  929236107   $4,623         220,131          220,131                220,131
WHITE MOUNTAIN INSURANCE GROUP  COMMON STOCK  G9618E107  $35,626         265,620          265,620                265,620
WHOLE FOODS MARKET INC.         COMMON STOCK  966837106   $4,314         104,100          104,100                104,100

TOTAL                                                   $558,198      23,608,051


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